Document and Entity Information	Jan. 05, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 05, 2022
Entity Registrant Name	DOMTAR CORP
Entity Incorporation State Country Code	DE
Entity File Number	001-33164
Entity Tax Identification Number	20-5901152
Entity Address, Address Line One	234 Kingsley Park Drive
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29715
City Area Code	803
Local Phone Number	802-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 Per Share
Entity Emerging Growth Company	false
Trading Symbol	ufs
Amendment Flag	false
Entity Central Index Key	0001381531
Security Exchange Name	NYSE